Pay vs Performance Disclosure	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO ($)[1]	Compensation Actually Paid to PEO ($)[2]	Average Summary Compensation Table Total for Other NEOs ($)[3]	Average Compensation Actually Paid to Other NEOs ($)[2]	Total Shareholder Return ($)[4]	Peer Group Total Shareholder Return ($)[5]	Net Income (in millions) ($)	ROCE
2026	6,545,953	(2,456,162)	5,123,855	2,610,153	87	124	104.0	31.0%
2025	10,932,453	(12,500,212)	2,353,371	(1,290,534)	109	107	424.0	43.5%
2024	11,084,916	45,118,300	3,133,087	9,483,007	187	115	510.2	55.1%

Company Selected Measure Name	ROCE
Named Executive Officers, Footnote	Represents total compensation reported for our CEO, Mr. Erter, who served as our PEO in 2024, 2025 and 2026.Reflects compensation for the following non-PEO NEOs: 2026 - R. Lada, R. Wilson, J. Skelly, R. Kilcullen, F. Majeed, and S. Gadd; 2025
and 2024 - R. Wilson, S. Gadd, and R. Kilcullen.

Peer Group Issuers, Footnote	The peer group used for TSR comparisons reflects S&P Materials Select Index, consistent with our Form 10-K Performance Graph.
PEO Total Compensation Amount	$ 6,545,953	$ 10,932,453	$ 11,084,916
PEO Actually Paid Compensation Amount	$ (2,456,162)	(12,500,212)	45,118,300
Adjustment To PEO Compensation, Footnote	The following adjustments were made to Summary Compensation Table total compensation to determine “compensation actually paid” for our NEOs:

Adjustments	2024		2025		2026
	PEO ($)	Non-PEO NEO Average ($)	PEO ($)	Non-PEO NEO Average ($)	PEO ($)	Non-PEO NEO Average ($)
Summary Compensation Table Total	$11,084,916	$3,133,087	$10,932,453	$2,353,371	$6,545,953	$5,123,855
Deduction for amount reported in “Share Awards” column of the Summary Compensation Table	$6,687,785	$1,604,191	$7,707,671	$1,200,359	$4,658,716	$3,193,707
Addition of fair value at fiscal year (“FY”) end, of equity awards granted during the FY that remained outstanding (a)	$29,116,270	$5,520,401	$7,237,182	$1,127,076	$3,861,315	$1,809,442
Addition of fair value of awards granted during the FY that vested during the FY, determined as of vesting date (a)	$0	$0	$0	$0	$0	$449,270
Addition of change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding (a)	$10,708,940	$1,984,896	$(22,796,168)	$(3,471,464)	$(8,027,048)	$(726,293)
Addition of change in fair value at vesting date versus prior FY end for awards granted in prior FY that vested during the FY (a)	$895,960	$448,813	$(166,009)	$(99,158)	$(177,666)	$40,423
Reduction of fair value of awards granted during prior FY that were forfeited during the FY, determined as of prior FY end (a)	$0	$0	$0	$0	$0	$892,837
Compensation Actually Paid (b)	$45,118,300	$9,483,007	$(12,500,212)	$(1,290,534)	$(2,456,162)	$2,610,153
(a)The equity awards included above comprise performance-vested RSUs inclusive of ROCE PRSUs, TSR PRSUs, Scorecard LTI awards which we collectively refer to as “PSUs” in this footnote; service-vested RSUs which we refer to as “RSUs” in this footnote, and stock options, granted from 2020 through 2026. The fair values of the awards were calculated as follows: (1) the fair value of PSUs was estimated using the closing price of our common shares traded on the ASX as of the last day of the relevant measurement date, adjusted for management’s estimate of performance as of that date, with TSR PRSUs valued using a Monte Carlo model; (2) the fair value of RSU awards was calculated using the closing price of our common shares traded on the NYSE or ASX, as applicable, as of the relevant measurement dates; (3) the fair value of stock option awards was calculated using a Black-Scholes model as of the relevant measurement dates. Where amounts are converted from Australian Dollars to US Dollars, this is performed using the US
Federal Rates on the relevant measurement date.
(b)Amounts may not sum due to rounding

Non-PEO NEO Average Total Compensation Amount	$ 5,123,855	2,353,371	3,133,087
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,610,153	(1,290,534)	9,483,007
Adjustment to Non-PEO NEO Compensation Footnote	The following adjustments were made to Summary Compensation Table total compensation to determine “compensation actually paid” for our NEOs:

Adjustments	2024		2025		2026
	PEO ($)	Non-PEO NEO Average ($)	PEO ($)	Non-PEO NEO Average ($)	PEO ($)	Non-PEO NEO Average ($)
Summary Compensation Table Total	$11,084,916	$3,133,087	$10,932,453	$2,353,371	$6,545,953	$5,123,855
Deduction for amount reported in “Share Awards” column of the Summary Compensation Table	$6,687,785	$1,604,191	$7,707,671	$1,200,359	$4,658,716	$3,193,707
Addition of fair value at fiscal year (“FY”) end, of equity awards granted during the FY that remained outstanding (a)	$29,116,270	$5,520,401	$7,237,182	$1,127,076	$3,861,315	$1,809,442
Addition of fair value of awards granted during the FY that vested during the FY, determined as of vesting date (a)	$0	$0	$0	$0	$0	$449,270
Addition of change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding (a)	$10,708,940	$1,984,896	$(22,796,168)	$(3,471,464)	$(8,027,048)	$(726,293)
Addition of change in fair value at vesting date versus prior FY end for awards granted in prior FY that vested during the FY (a)	$895,960	$448,813	$(166,009)	$(99,158)	$(177,666)	$40,423
Reduction of fair value of awards granted during prior FY that were forfeited during the FY, determined as of prior FY end (a)	$0	$0	$0	$0	$0	$892,837
Compensation Actually Paid (b)	$45,118,300	$9,483,007	$(12,500,212)	$(1,290,534)	$(2,456,162)	$2,610,153
(a)The equity awards included above comprise performance-vested RSUs inclusive of ROCE PRSUs, TSR PRSUs, Scorecard LTI awards which we collectively refer to as “PSUs” in this footnote; service-vested RSUs which we refer to as “RSUs” in this footnote, and stock options, granted from 2020 through 2026. The fair values of the awards were calculated as follows: (1) the fair value of PSUs was estimated using the closing price of our common shares traded on the ASX as of the last day of the relevant measurement date, adjusted for management’s estimate of performance as of that date, with TSR PRSUs valued using a Monte Carlo model; (2) the fair value of RSU awards was calculated using the closing price of our common shares traded on the NYSE or ASX, as applicable, as of the relevant measurement dates; (3) the fair value of stock option awards was calculated using a Black-Scholes model as of the relevant measurement dates. Where amounts are converted from Australian Dollars to US Dollars, this is performed using the US
Federal Rates on the relevant measurement date.
(b)Amounts may not sum due to rounding

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Most Important Financial Performance Measures
•Net Sales
•Adjusted EBITDA
•Return on Capital Employed
•Adjusted Return on Invested Capital
•Relative TSR

Total Shareholder Return Amount	$ 87	109	187
Peer Group Total Shareholder Return Amount	124	107	115
Net Income (Loss)	$ 104,000,000.0	$ 424,000,000.0	$ 510,200,000
Company Selected Measure Amount	0.310	0.435	0.551
PEO Name	Mr. Erter
Additional 402(v) Disclosure	As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of
Regulation S-K, or Item 402(v), we are providing the following information regarding the relationship between the executive
“Compensation Actually Paid” as defined in Item 402(v) and our financial performance over the applicable time period of the disclosure, calculated in a manner consistent with Item 402(v).
Although we are required to disclose “Compensation Actually Paid”, these amounts do not necessarily reflect compensation that our NEOs actually earned in the fiscal years shown. Instead, “Compensation Actually Paid” reflects a calculation computed in accordance with the pay-versus-performance rules, including adjustments of the values of unvested and vested equity awards based on changes in our stock price and various accounting valuation assumptions. “Compensation Actually Paid” generally fluctuates due to stock price performance.
For a more accurate description of our executive compensation program and the factors used by the People & Compensation
Committee to determine pay for our NEOs, see the “Compensation Discussion and Analysis” section of this Proxy Statement.
Accordingly, the following table sets forth the “Compensation Actually Paid” for the Company’s Principal Executive Officer
(“PEO”) and the average “Compensation Actually Paid” for non-PEO NEOs and the Company’s financial performance metrics for fiscal years 2024, 2025 and 2026.
“Compensation actually paid” has been calculated in accordance with the rules outlined under Item 402(v)(2) of Regulation S-K. Details of the adjustments made to reported Summary Compensation Table totals to determine “compensation actually paid” are summarized below in footnote Reflects James Hardie’s consolidated reported net income in millions, calculated on a GAAP basis, as reported in our Annual Report on
Form 10-K filed for the fiscal year ended March 31, 2026
Table of Financial Performance Measures
Set forth below are the most important financial performance measures that the People & Compensation Committee considers when making executive compensation decisions, including in order to link compensation actually paid to performance and to align executive performance with shareholder interest. The measures in this table are not listed in order of importance. Return on
Capital Employed and Relative TSR were used by the People & Compensation Committee with respect to PRSUs prior to fiscal year 2027 and therefore continue to impact executive compensation. Adjusted EBITDA, Relative TSR and Adjusted ROIC will be used in connection with PRSUs for fiscal year 2027. For a discussion of how the People & Compensation Committee applies the
	below measures, see the Compensation Discussion and Analysis beginning on page 52.
Measure:: 1
Pay vs Performance Disclosure
Name	•Net Sales
Measure:: 2
Pay vs Performance Disclosure
Name	•Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	•Return on Capital Employed
Non-GAAP Measure Description	For all fiscal years, we have designated Return on Capital Employed (“ROCE”) as our “Company-Selected Measure,” reflecting our view that it is the most important financial performance measure (not otherwise required to be disclosed in the table) linking “compensation actually paid” to company performance, given its role in our long-term incentive program.

Measure:: 4
Pay vs Performance Disclosure
Name	•Adjusted Return on Invested Capital
Measure:: 5
Pay vs Performance Disclosure
Name	•Relative TSR
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,658,716)	$ (7,707,671)	$ (6,687,785)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,861,315	7,237,182	29,116,270
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,027,048)	(22,796,168)	10,708,940
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(177,666)	(166,009)	895,960
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,193,707)	(1,200,359)	(1,604,191)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,809,442	1,127,076	5,520,401
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(726,293)	(3,471,464)	1,984,896
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	449,270	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	40,423	(99,158)	448,813
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (892,837)	$ 0	$ 0